Fees and Commissions Income [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Details of Fees and Commissions Income [Table Text Block]

	2016	2017	2018
	(in millions)
Fees and commissions on deposits	¥58,865	¥53,891	¥53,483
Fees and commissions on remittances and transfers	169,101	168,571	169,300
Fees and commissions on foreign trading business	84,688	75,024	78,239
Fees and commissions on credit card business	193,646	198,145	212,515
Fees and commissions on security-related services	285,334	239,516	258,728
Fees and commissions on administration and management services for investment funds	149,916	155,708	159,481
Trust fees	110,051	103,110	112,399
Guarantee fees	44,740	41,818	44,160
Insurance commissions	69,485	59,853	49,223
Fees and commissions on real estate business	43,516	39,808	40,573
Other fees and commissions	266,530	279,449	284,691

Total	¥1,475,872	¥1,414,893	¥1,462,792